Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Liability, beginning of year	$ 6,153	$ 6,120
Gross increases - current period	1,476	3,946
Lapsing due to statutes of limitations	(2,098)	(3,913)
Liability, end of year	$ 5,531	$ 6,153